Impairment Charges	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Impairment Charges [Text Block]
4.	Impairment Charges

	Year ended December 31
(in thousands of U.S. dollars)	2017	2016	2015

San Dimas	$303,858	$111,000	$-
Black Fox Complex	44,963	117,000	82,000
Cerro del Gallo	50,000	-	22,000
	$398,821	$228,000	$104,000

In accordance with IFRS, non-current assets are tested for impairment when events or changes in circumstances suggest that their carrying amount may not be recoverable. When there is an indicator of impairment, the impacted CGU is tested for impairment.

2017

As part of the strategic review process discussed in note 1 the Company received several proposals during the second quarter of 2017 which provided evidence the carrying value of its CGUs exceeded their fair value. During the second quarter of 2017, the Company recorded an impairment of $285.0 million, which comprised impairments of $195.0 million for the San Dimas mine, $40.0 million for the Black Fox Complex and $50.0 million for the Cerro del Gallo project (note 5). During the third quarter of 2017, an additional impairment of $5.0 million was recorded for the Black Fox Complex to align with the net proceeds received from the disposition during the fourth quarter of 2018. During the fourth quarter, the Company recorded an additional impairment of $109 million relating to the San Dimas mine as the negotiation process that led to the Arrangement Agreement identified that the carrying value of the San Dimas mine exceeded the recoverable amount. The carrying value of the San Dimas CGU as at December 31, 2017 is now aligned to the approximate value implied in the Arrangement Agreement.

The difference between the final net proceeds from disposition and the carrying values of the CGUs immediately prior to the disposition have been recognized as a loss on disposition, for the CGUs disposed of during 2017.

2016

In 2016, the Company’s share price declined such that the carrying value of its net assets exceeded its market capitalization. In addition, during the fourth quarter, the Company identified impairment indicators at the San Dimas mine and Black Fox Complex and as a result, recorded non-cash impairment charges of $111.0 million and $117.0 million, respectively based on their FVLCD, which exceeds the value in use for both CGUs.

2015

The Company identified impairment indicators at Black Fox Complex and Cerro del Gallo Project as at December 31, 2015, and as a result, recorded non-cash impairment charges aggregating $104.0 million comprised of $82.0 million relating to the Black Fox Complex CGU and $22.0 million relating to the Cerro del Gallo project CGU, based on their FVLCD, which have been determined to be greater than their value in use.

The recoverable amount was determined as the FVLCD for each CGU. FVLCD was determined based on the net present value of the future estimated cash flows expected to be generated from the continued use of the CGUs, using assumptions derived from from observable market indicators and the current life-of–mines plans for each operation. The mine plans are typically developed annually and are based on management’s current best estimates of optimized mine and processing plans, future operating costs and the assessment of capital expenditure at the mine site. The determination of the FVLCD used Level 3 valuation techniques. Key assumptions used in the fair value models include:

Assumptions	2016	2015
Discount rate	6.5% - 8.5%	5% - 7%
Gold price
Short term	$1,250	$1,100
Long term	$1,300	$1,200
Foreign exchange
Mexican peso (MXN)
Short term	MXN 18	n.a.
Long term	MXN 20	n.a.
Canadian Dollar (CAD)
Short term/long term	CAD1.30	CAD1.40
Market value per gold ounce	n.a.	$25
Life of mine (in years) (1)	5 & 17	11

(1) For purposes of assessing asset impairment, the Company used an estimated life of mine of 5 years for Black Fox and 17 years for San Dimas as of December 31, 2016, and 11 years for Black Fox as of December 31, 2015.

San Dimas Mine

The impairment test for the San Dimas mine was based on the updated life-of-mine plan, which incorporated updated reserves and resources, discount rate factors to account for the underlying risks and management’s view of the exploration potential of the mine site. The resulting non-cash impairment charge for the San Dimas mine was driven by decrease in reserves, revisions in the mining cut-off methodology and the application of higher discount rates in the net present value of future estimated cash flows.

Black Fox Complex

The impairment test for the Black Fox Complex was based on the the updated life-of-mine plan. In 2016, the resulting non-cash impairment charge for the Black Fox Complex derived from decreases in reserves and shortened mine life. In 2015, the charge was derived from the declining metal prices, the temporary decision to defer Grey Fox development and changes in the Black Fox mine plan.

Cerro del Gallo Project

In 2015, the Company decided not to construct the project under the economic environment and as such as at December 31, 2015 the CGU was reclassified as an exploration and evaluation asset. The commercial viability of this project will depend on market conditions. The impairment value of $22 million in 2015 in relation to the Cerro del Gallo was as a result of a lower market value per gold ounce and low cash flows projections.

Sensitivities

The impairment charges are highly sensitive to discount rates, gold prices and foreign exchange rates used in the cash flow projection. The table below summarizes the impact on the recognized impairment charges with all the variables held constant except as follows:

		San Dimas Mine	Black Fox Complex
		2016	2016	2015
Discount rate	+/- 1%	$29,000	$2,000	$12,000
Gold price	+/- 10%	$88,000	$39,000	$70,000
Foreign exchange
MXN	+/- 10%	$46,000	n.a.	n.a.
CAD	+/- 10%	n.a.	$37,000	$55,000